Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income attributable to Matador Resources Company shareholders — numerator	$ (97,421)	$ (679,785)	$ 110,771
Weighted average common shares outstanding — denominator
Weighted average common shares outstanding for basic earnings (loss) per share	91,273,000	81,537,000	70,229,000
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0	677,000
Diluted weighted average common shares outstanding	91,273,000	81,537,000	70,906,000
Earnings (loss) per common share
Basic (usd per share)	$ (1.07)	$ (8.34)	$ 1.58
Diluted (usd per share)	$ (1.07)	$ (8.34)	$ 1.56
Stock options [Member]
Earnings (loss) per common share
Total (usd per share)	2,886,821	2,362,861
Restricted Stock Units (RSUs) [Member]
Earnings (loss) per common share
Total (usd per share)	90,552	73,923
Restricted stock [Member]
Earnings (loss) per common share
Total (usd per share)	1,039,292	854,238